NET LOSS PER SHARE OF COMMON STOCK (Details) - Reconciliation	3 Months Ended
	Jan. 31, 2015	Jan. 31, 2014
Reconciliation [Abstract]
Basic weighted average common shares outstanding	219,709,364	210,232,227
Effect of Series A convertible preferred stock	11,539,309
Effect of stock options	39,700
Dilutive weighted average common shares outstanding	231,288,373	210,232,227